Share-based Compensation Expenses - Narratives (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2012 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) item shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Apr. 30, 2023 shares	Dec. 31, 2014 shares
Share-based Compensation Expenses
Granted (in shares)						0
Granted (in dollars per share) | $ / shares			$ 0.27		$ 0.15
Stock options [Member]
Share-based Compensation Expenses
Unrecognized compensation expense | ¥		¥ 28,065
Recognition period for unrecognized compensation cost (in years)		3 years 7 days	3 years 7 days
Restricted shares [Member]
Share-based Compensation Expenses
Unrecognized compensation expense other than options | ¥		¥ 195
Recognition period for unrecognized compensation cost (in years)		2 years 4 months 6 days	2 years 4 months 6 days
Total fair value of share options vested | ¥		¥ 408		¥ 136		¥ 247
2008 Plan [Member]
Share-based Compensation Expenses
Number of additional shares authorized (in shares)	18,375,140
Number of equal monthly installments for remaining vest | item				36
Share-based compensation expense recognized if an exercisable event occurred		15,926	$ 2,242	¥ 5,049		9,132
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)	18,375,140
2008 Plan [Member] | Cost of revenue
Share-based Compensation Expenses
Share-based compensation expense recognized if an exercisable event occurred		216	30	411		390
2008 Plan [Member] | Research and product development
Share-based Compensation Expenses
Share-based compensation expense recognized if an exercisable event occurred		216	30	572		724
2008 Plan [Member] | Sales and marketing
Share-based Compensation Expenses
Share-based compensation expense recognized if an exercisable event occurred		86	12	657		644
2008 Plan [Member] | General and administrative
Share-based Compensation Expenses
Share-based compensation expense recognized if an exercisable event occurred		¥ 15,408	$ 2,170	3,409		7,374
2008 Plan [Member] | Minimum [Member]
Share-based Compensation Expenses
Contractual term (in years)		6 years	6 years
2008 Plan [Member] | Maximum [Member]
Share-based Compensation Expenses
Contractual term (in years)		10 years	10 years
2008 Plan [Member] | Stock options [Member]
Share-based Compensation Expenses
Granted (in shares)		11,141,955	11,141,955
Granted (in dollars per share) | $ / shares			$ 0.6230
Total intrinsic value of options exercised | ¥		¥ 117		458		3,563
Total fair value of share options vested | ¥		¥ 5,172		¥ 2,371		¥ 11,000
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)		35,268,120		25,609,287	25,609,287
2014 Plan [Member]
Share-based Compensation Expenses
Contractual term (in years)		10 years	10 years
Vesting period (in years)		4 years	4 years
Threshold percentage of ordinary shares reserved under the Plan falls below the total then-issued and outstanding ordinary shares, then automatically increases the number of ordinary shares reserved for future issuances (in %)		1.00%	1.00%
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested, number (in shares)		108,807
2014 Plan [Member] | Class A ordinary shares
Share-based Compensation Expenses
Maximum number of shares authorized (in shares)							59,506,703	41,964,263
Number of additional shares authorized (in shares)		17,542,440	17,542,440
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)		17,542,440	17,542,440